Related party transactions - Financing (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2018
Balances
Accounts Payables	€ 182,534,000	€ 147,349,000
Transactions
Outstanding borrowings	6,387,717,000	6,678,407,000
Bonds
Transactions
Outstanding borrowings	3,896,771,000	3,810,483,000
Fresenius SE (largest shareholder)
Balances
Accounts Receivable	121,874,000	91,026,000
Accounts Payables	81,694,000	€ 76,159,000
Fresenius SE (largest shareholder) | Bonds | Unsecured Term Loan Receivable
Transactions
Interest rate on borrowings (as a percent)		0.825%	0.825%
Outstanding borrowings		€ 6,000,000	€ 5,400,000
Fresenius SE (largest shareholder) | Short-term financing
Transactions
Proceeds from short-term debt from related parties	€ 5,400,000	6,000,000
Interest rate on borrowings (as a percent)	0.825%
General Partner
Balances
Accounts Receivable	€ 220,000	246,000
Accounts Payables	28,984,000	23,020,000
General Partner | Unsecured debt - originated in 2009
Transactions
Proceeds from short-term debt from related parties	€ 1,500,000	1,500,000
Interest rate on borrowings (as a percent)	1.10%		1.10%
Outstanding borrowings			€ 1,500,000
General Partner | Unsecured debt - originated in 2013
Transactions
Proceeds from short-term debt from related parties	€ 1,500,000	€ 1,500,000
Interest rate on borrowings (as a percent)	1.10%		1.10%
Outstanding borrowings			€ 1,500,000
Subsidiary of Fresenius SE | Bonds
Transactions
Interest rate on borrowings (as a percent)	5.25%	5.25%	5.25%
Outstanding borrowings	€ 6,000,000	€ 6,000,000	€ 6,000,000